Note 19 - Capital Stock (Details Textual)	12 Months Ended
	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Common Stock, Dividends, Per Share, Declared (in dollars per share)	$ 0.3	$ 0.3
Subordinate Voting Shares [Member]
Number of Votes for Subordinate Voting Shares	1
Multiple Voting Shares [Member]
Number of Votes for Multiple Voting Shares	20